CONSOLIDATED BALANCE SHEETS - 10K (Parentheticals) - $ / shares	Jun. 30, 2016	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Parenthetical [Abstract]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	600,000,000	100,000,000	100,000,000
Common stock, shares issued	54,284,296		54,114,296	53,504,296
Common stock, shares outstanding	54,284,296		54,114,296	53,504,296